Related-Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004 & 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-In-Interest Transactions

6. Related-Party and Party-In-Interest Transactions

The Plans own shares of common stock of Alcoa Corporation through the investment in the Alcoa Corporation Stock Fund and, therefore, these transactions qualify as party-in-interest transactions. These transactions are exempt as defined in ERISA Section 408 and the regulations there under. During 2025, the market value of purchases and sales of shares of common stock of the Alcoa Corporation Stock Fund were $2,990,770 and $5,138,270, respectively. Dividends earned on Alcoa Corporation common stock during 2025 were $132,787. As of December 31, 2025 and 2024, the Plans owned 259,732 and 291,433 shares of Alcoa Corporation common stock, respectively.

The Company may pay certain administrative expenses or perform administrative functions on behalf of the Plans.

The Plans invest in funds managed by The Bank of New York Mellon. The Bank of New York Mellon is the trustee as defined by the Plans, and therefore these transactions, and expenses paid to Bank of New York Mellon, qualify as party-in-interest transactions.

Participants may borrow from their individual account balances in the Plans. The loan program is discussed in Note 1. These transactions qualify as party-in-interest transactions.